FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Concentration of Currency Risk) (Details) - $ / rate	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NIS per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	3.110	3.215	3.456
Percentage increase (decrease) in USD exchange rate	(3.30%)	(7.00%)
Euro per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	0.884	0.815	0.891
Percentage increase (decrease) in USD exchange rate	8.50%	(8.50%)